Private Placement - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended
	Feb. 04, 2021	Dec. 31, 2020	Jun. 30, 2021
Proceeds from issuance of Private Placement Warrants			$ 7,520,000
Private Placement Warrants [member]
Private placement warrants issued		4,533,333
Class of warrant or rights issue price per warrant		$ 1.50
Proceeds from issuance of Private Placement Warrants	$ 7,520,000
Sponsor [member] | Private Placement Warrants [member]
Private placement warrants issued	5,013,333	4,533,333
Class of warrant or rights issue price per warrant	$ 1.50	$ 1.50
Proceeds from issuance of Private Placement Warrants	$ 7,520,000	$ 6,800,000
Private placement warrants, exercise price	$ 11.50	$ 11.50
Number of securities called by each warrant or right	1	1
Sponsor [member] | Private Placement Warrants [member] | Underwriters Over Allotment Option [Member]
Private placement warrants issued		5,013,333
Proceeds from issuance of Private Placement Warrants		$ 7,520,000